Fair value measurement - Copper stream embedded derivative, key inputs were used (Details) - Copper stream embedded derivative	Jun. 30, 2023
Spot price
Key inputs used for valuation
Significant unobservable input, asset	8,323
Price volatility
Key inputs used for valuation
Significant unobservable input, asset	26.35
Own credit spread
Key inputs used for valuation
Significant unobservable input, asset	9.49
Average price
Key inputs used for valuation
Significant unobservable input, asset	8,341